Condensed Consolidated Interim Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenue from sales of goods	$ 1,351,517	$ 1,109,426	$ 3,968,807	$ 1,866,222
Revenue from provision of services	545,475	344,479	1,449,793	1,011,280
TOTAL REVENUE	1,896,992	1,453,905	5,418,600	2,877,502
COST OF SALES	(1,123,942)	(893,441)	(3,401,950)	(1,448,420)
GROSS PROFIT	773,050	560,464	2,016,650	1,429,082
OPERATING EXPENSES
Amortization	130,123		269,143	1,385
Depreciation	49,063	36,901	124,278	76,056
Director fees	91,928		263,147
Insurance	1,467,645	12,207	1,504,204	38,269
Office and miscellaneous	2,380,907	933,196	5,345,851	2,150,772
Professional fees	1,751,478	767,376	3,462,650	1,503,905
Research and development	36,713	283,823	123,414	314,761
Share-based payments	1,260,061	766,510	3,141,824	2,085,571
Travel	49,171	1,121	109,203	18,175
Wages and salaries	789,868	300,869	1,843,795	956,080
Total operating expenses	(8,006,957)	(3,102,003)	(16,187,509)	(7,144,974)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	30,562,044		(15,278,305)
Finance and other costs	739	(10,298)	(9,968)	(21,155)
Foreign exchange gain (loss)	571,833	(88,874)	496,932	(34,279)
Gain (loss) on settlement of debt		(38,879)		28,614
Government income	1,233	30,537	22,894	30,537
Other income (loss)	(14)	198,742	32,223	1,189,237
Unrealized investment loss	(61,429)		(198,572)
NET INCOME (LOSS)	23,840,499	(2,450,311)	(29,105,655)	(4,522,938)
Taxes			(82,820)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign exchange translation	134,901	(1,232)	153,872	(1,131)
COMPREHENSIVE INCOME (LOSS)	$ 23,975,400	$ (2,451,543)	$ (29,034,603)	$ (4,524,069)
Net Income (loss per share)
Basic (post-consolidation)	$ 0.79	$ (0.16)	$ (1.18)	$ (0.31)
Diluted (post-consolidation)	$ 0.74	$ (0.16)	$ (1.18)	$ (0.31)
Weighted average number of common shares outstanding - basic (post-consolidation)	30,215,930	15,238,483	24,591,235	14,637,090
Weighted average number of common shares outstanding – diluted (post-consolidation)	32,155,088	15,238,483	24,591,235	14,637,090